PROPERTY AND EQUIPMENT (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Line Items]
Depreciation expenses		749,232	699,981	621,216
Accumulated Impairment losses of property and equipment		35,932	18,708
Leasehold improvement, accumulated capitalized interest		3,916	3,916
Impairment charge of long-lived assets	$ 2,821	17,506	621	12,641